Debt	6 Months Ended
Jun. 30, 2023
Debt [Abstract]
Debt
7.	Debt:

Details of the Company’s credit facilities are discussed in Note 7 of the Company’s annual financial statements for the year ended December 31, 2022 and changes in the six months ended June 30, 2023 are discussed below.

Bank / Vessel(s)
	December 31, 2022	June 30, 2023
Total long term debt:
2nd ABN Facility (M/T Eco West Coast)	32,495	31,265
2nd Alpha Bank Facility (M/T Eco Malibu)	33,500	32,000
Cargill Facility (M/T Eco Marina Del Ray – presented in Current portion of long-term debt)	25,189	24,161
2nd CMBFL Facility (M/T Julius Caesar and M/T Legio X Equestris)	103,952	101,252
2nd AVIC Facility (M/T Eco Oceano Ca)	45,489	44,133
Total long term debt	240,625	232,811
Less: Deferred finance fees	(3,640)	(3,331)
Less: Debt discount relating to Vessel fair value participation liability (allocated to Current portion of long-term debt)	(3,271)	(2,297)
Total long term debt net of deferred finance fees and debt discounts	233,714	227,183

Presented:
Current portion of long term debt (including Cargill Facility maturing in March 2023)	12,344	34,874
Long term debt	221,370	192,309

Total Debt net of deferred finance fees	233,714	227,183

Cargill Facility

As a result of Cargill’s entitlement to participate in the appreciation of the market value of the vessel, as of December 31, 2022 the Company recognized a participation liability of $3,271 with a corresponding debit to a Debt discount account, presented contra to the respective loan balance, broken down to current and non-current long-term debt accordingly. Due to the increase in tanker vessel values the Company increased that participation liability by $334 during the period ended June 30, 2023 and as the facility matures in the first quarter of 2024, such participation liability was presented under current liabilities. During the period ended June 30, 2023 the Company amortized $1,308 of that Debt discount, such amortization presented in Interest and finance costs in the unaudited interim condensed consolidated statements of comprehensive income.

2nd Alpha Bank Facility

From June 9, 2023 Alpha Bank switched the facility’s variable rate from LIBOR to Term SOFR. As of June 30, 2023 the facility bore a Term SOFR rate of 5.13%.

2nd ABN Facility

From June 23, 2023 ABN Amro bank switched the facility’s variable rate from LIBOR to Compounded SOFR. As of June 30, 2023 the facility bore a Compounded SOFR rate of 5.24%.

As of June 30, 2023, the Company was in compliance with all debt covenants with respect to its credit facilities. The fair value of debt outstanding on June 30, 2023 approximated the carrying amount when valuing the Cargill Facility on the basis of the Commercial Interest Reference Rates (“CIRR”s) as applicable on June 30, 2023, which is considered to be a Level 2 item in accordance with the fair value hierarchy. As of June 30, 2023 the applicable average LIBOR on the 2nd CMBFL Facility was 5.39% and on the 2nd AVIC Facility the applicable LIBOR was 5.51%.